PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details)	12 Months Ended
	Dec. 31, 2017 year	Dec. 31, 2016 year
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%
Terminal capitalization multiples	8.9
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.70%	8.30%
Property, plant and equipment | Renewable power | Colombia | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	12.60%
Property, plant and equipment | Renewable power | Bottom of range | North America | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	6.20%	6.30%
Property, plant and equipment | Renewable power | Top of range | North America | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	7.50%	6.90%
Property, plant and equipment | Utilities | Infrastructure | Bottom of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization multiples	7	7
Termination valuation date	10	10
Property, plant and equipment | Utilities | Infrastructure | Top of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	12.00%	12.00%
Terminal capitalization multiples	21	18
Termination valuation date	20	20
Property, plant and equipment | Transport | Infrastructure | Bottom of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.00%	10.00%
Terminal capitalization multiples	9	8
Termination valuation date	10	10
Property, plant and equipment | Transport | Infrastructure | Top of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	17.00%
Terminal capitalization multiples	14	14
Termination valuation date	20	20
Property, plant and equipment | Energy | Infrastructure | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Termination valuation date	10	10
Property, plant and equipment | Energy | Infrastructure | Bottom of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	12.00%	9.00%
Terminal capitalization multiples	8	10
Property, plant and equipment | Energy | Infrastructure | Top of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	14.00%
Terminal capitalization multiples	13	12
Property, plant and equipment | Sustainable Resources | Infrastructure | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		6.00%
Property, plant and equipment | Sustainable Resources | Infrastructure | Bottom of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.00%
Termination valuation date	3	3
Property, plant and equipment | Sustainable Resources | Infrastructure | Top of range | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.00%
Termination valuation date	30	30
Contracted | Property, plant and equipment | Renewable power | Colombia | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	11.30%
Contracted | Property, plant and equipment | Renewable power | Bottom of range | North America | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.90%	4.80%
Contracted | Property, plant and equipment | Renewable power | Bottom of range | Brazil | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.90%
Contracted | Property, plant and equipment | Renewable power | Bottom of range | Europe | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.10%	4.10%
Contracted | Property, plant and equipment | Renewable power | Top of range | North America | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.00%	5.50%
Contracted | Property, plant and equipment | Renewable power | Top of range | Brazil | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		9.20%
Contracted | Property, plant and equipment | Renewable power | Top of range | Europe | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.50%	5.00%
Uncontracted | Property, plant and equipment | Renewable power | Colombia | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	12.60%
Uncontracted | Property, plant and equipment | Renewable power | Bottom of range | North America | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.50%	6.60%
Uncontracted | Property, plant and equipment | Renewable power | Bottom of range | Brazil | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.20%
Uncontracted | Property, plant and equipment | Renewable power | Bottom of range | Europe | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.90%	5.90%
Uncontracted | Property, plant and equipment | Renewable power | Top of range | North America | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.60%	7.20%
Uncontracted | Property, plant and equipment | Renewable power | Top of range | Brazil | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		10.50%
Uncontracted | Property, plant and equipment | Renewable power | Top of range | Europe | Discounted cash flows | At fair value
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.30%	6.80%